Property, Equipment, and Other Fixed Assets - Schedule of Property, Equipment, and Other Fixed Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Equipment and Other Fixed Assets [Line Items]
Property and equipment	$ 4,907,288	$ 3,859,627	$ 3,037,920
Accumulated depreciation	(2,035,781)	(1,383,664)	(748,197)
Property, equipment and other fixed assets, net	2,871,507	2,475,963	2,289,723
Internally-developed software [Member]
Schedule of Property, Equipment and Other Fixed Assets [Line Items]
Property and equipment	2,035,887	988,225	691,745
Furniture [Member]
Schedule of Property, Equipment and Other Fixed Assets [Line Items]
Property and equipment		384,368	126,007
Equipment and vehicles [Member]
Schedule of Property, Equipment and Other Fixed Assets [Line Items]
Property and equipment		2,477,034	2,220,168
Leasehold improvements [Member]
Schedule of Property, Equipment and Other Fixed Assets [Line Items]
Property and equipment	$ 10,000	$ 10,000